Supplementary Data (Unaudited)	12 Months Ended
Jun. 30, 2012
Supplementary Data (Unaudited)

NOTE 16—SUPPLEMENTARY DATA (UNAUDITED)

The following table presents the Company’s unaudited consolidated statements of operations data for each of the eight quarters during fiscal 2012 and 2011. In management’s opinion, this information has been presented on the same basis as the audited consolidated financial statements included in a separate section of this report, and all necessary adjustments, consisting only of normal recurring adjustments, have been included in the amounts below to state fairly the unaudited quarterly results when read in conjunction with the audited consolidated financial statements and related notes. The operating results for any quarter should not be relied upon as necessarily indicative of results for any future period.

	Fiscal 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net revenue	$79,167	$87,817	$91,665	$94,868
Gross profit	33,013	37,290	39,659	41,041
Income from operations	27,500	31,176	32,556	34,060
Net income	21,493	24,691	27,920	28,485
Net income (loss) attributable to common stockholders—basic	(81,234)	14,428	27,920	28,485
Net income (loss) attributable to common stockholders—diluted	(81,234)	14,443	27,920	28,485
Net income (loss) per share of common stock:
Basic	$(1.30)	$0.16	$0.30	$0.31
Diluted	$(1.30)	$0.16	$0.30	$0.30

	Fiscal 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net revenue	$34,082	$45,087	$51,151	$67,554
Gross profit	13,629	18,042	21,104	28,037
Income from operations	9,468	13,680	16,282	22,650
Net income	7,581	10,978	13,033	18,135
Net income (loss) attributable to common stockholders—basic	3,722	4,037	3,097	(9,383)
Net income (loss) attributable to common stockholders—diluted	3,793	4,122	3,168	(9,383)
Net income (loss) per share of common stock:
Basic	$0.06	$0.06	$0.05	$(0.15)
Diluted	$0.06	$0.06	$0.05	$(0.15)